NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2022
Financial Assets And Liabilities At Fair Value Through Profit Or Loss
NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

29)	NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	R$ thousands
	Year ended December 31
	2022	2021	2020
Fixed income securities	(1,194,944)	(9,956,696)	784,649
Derivative financial instruments	2,190,944	762,019	(19,188,022)
Equity securities	(176,645)	(2,078,113)	(183,030)
Total	819,355	(11,272,790)	(18,586,403)